DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
Delaware Minnesota High-Yield Municipal Bond Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND	1 year	5 years	10 years
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS A	(2.06%)	2.48%	4.80%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS A After Taxes on Distributions	(1.73%)	2.48%	4.80%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS A After Taxes on Distributions and Sales	0.38%	2.71%	4.81%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS B	(2.16%)	2.37%	4.64%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS C	0.80%	2.65%	4.51%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

VOYAGEUR MUTUAL FUNDS

Delaware Minnesota High-Yield Municipal Bond Fund

Supplement to the Fund’s Class A, Class B and Class C
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Minnesota High-Yield Municipal Bond Fund performed?”.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	-2.06%	2.48%	4.80%
Class A return after taxes on distributions	-1.73%	2.48%	4.80%
Class A return after taxes on distributions and sale of Fund shares	0.38%	2.71%	4.81%
Class B return before taxes	-2.16%	2.37%	4.64%
Class C return before taxes	0.80%	2.65%	4.51%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000906236
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND | DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.06%)
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10	4.80%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND | DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.73%)
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10	4.80%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND | DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.38%
5 years	rr_AverageAnnualReturnYear05	2.71%
10 years	rr_AverageAnnualReturnYear10	4.81%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND | DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.16%)
5 years	rr_AverageAnnualReturnYear05	2.37%
10 years	rr_AverageAnnualReturnYear10	4.64%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND | DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.80%
5 years	rr_AverageAnnualReturnYear05	2.65%
10 years	rr_AverageAnnualReturnYear10	4.51%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Minnesota High-Yield Municipal Bond Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

VOYAGEUR MUTUAL FUNDS

Delaware Minnesota High-Yield Municipal Bond Fund

Supplement to the Fund’s Class A, Class B and Class C
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Minnesota High-Yield Municipal Bond Fund performed?”.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	-2.06%	2.48%	4.80%
Class A return after taxes on distributions	-1.73%	2.48%	4.80%
Class A return after taxes on distributions and sale of Fund shares	0.38%	2.71%	4.81%
Class B return before taxes	-2.16%	2.37%	4.64%
Class C return before taxes	0.80%	2.65%	4.51%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%